Segment reporting - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 1,292,210	€ 1,320,658	€ 908,019
North America
Disclosure of operating segments [line items]
Revenue	541,702	593,652	420,613
CANADA | North America
Disclosure of operating segments [line items]
Revenue	541,200	€ 592,400	€ 420,600
INDIA
Disclosure of operating segments [line items]
Revenue	144,500
SOUTH AFRICA
Disclosure of operating segments [line items]
Revenue	€ 181,000